Investment in a Joint Venture - Schedule of Investment in a Joint Venture (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Investment in a Joint Venture [Line Items]
Equity interest amount (in Dollars and Dollars)	$ 318,134	$ 40,874
Weighted average cost of capital	14.17%
Lineowa Fashion and Life Style L.L.C [Member]
Schedule of Investment in a Joint Venture [Line Items]
Equity interest amount (in Dollars and Dollars)	$ 318,134	$ 40,874
Equity interest percentage	50.00%	50.00%